Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Grant Timing Policy

The Compensation Committee and senior management monitor the Company’s equity grant policies to evaluate whether such policies comply with applicable law and are consistent with good corporate practices. Grants to the executive officers are generally made at the Compensation Committee meeting held in April of each year, after results for the preceding fiscal year become available and after review and evaluation of each executive officer’s performance, which enables the Compensation Committee to consider both the prior year’s performance and expectations for the succeeding year in making grant decisions.

The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of such material nonpublic information for purposes of affecting the exercise price of such awards or the value of executive compensation. We did not grant stock options, stock appreciation rights, or similar option-like instruments during 2024 and do not currently intend to grant those types of awards to our directors and senior management as part of our compensation program.